Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of fair value hierarchy

		December 31,
Description	Level	2021	2020
Liabilities:
Warrant liabilities (Note 10)	3	$292	$—
Earnout Cash liability (Note 4)	3	$4,582	$—

Schedule of significant unobservable inputs

The significant unobservable inputs used in the Black-Scholes model to measure the warrant liability that are categorized within Level 3 of the fair value hierarchy are as follows:

	December 31, 2021	At Effective Time
Stock price on valuation date	$4.78	$11.62
Exercise price per share	$11.50	$11.50
Expected life	4.40	4.9
Volatility	82.8%	35.7%
Risk-free rate	1.17%	0.85%
Dividend yield	—%	—%
Fair value of warrants	$2.14	$3.78

Common stock warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of reconciliation of liabilities

A reconciliation of warrant liabilities is included below (in thousands):

December 31, 2021
Balance as of December 31, 2020	$—
Additions pursuant to Merger	1,984
Gain upon re-measurement	(1,692)
Balance as of December 31, 2021	$292

Earnout Cash liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of reconciliation of liabilities

A reconciliation of the Earnout Cash liability is included below (in thousands):

December 31, 2021
Balance as of December 31, 2020	$—
Additions pursuant to Merger	25,520
Gain upon re-measurement	(20,938)
Balance as of December 31, 2021	$4,582